Material Accounting Policies - Changes in Accounting Policies During the Reporting Period (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Feb. 17, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Revenue	$ 1,514,120	$ 1,088,191
Cost of sales	1,210,073	979,207
Depreciation	2,104	1,072
Loans and borrowings	$ 1,212,239	$ 786,376
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings, adjustment to interest rate basis			2.50%
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings, adjustment to interest rate basis			4.50%